INVESTMENTS - Valued using Equity method and provision for losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Provision for losses on investments	R$ 6,477	R$ 129,814
Norte Energia S.A. - NESA
Investments
Provision for losses on investments	0	7,262
Companhia Energética Sinop
Investments
Provision for losses on investments	6,477	40,723
Empresa de Energia São Manoel
Investments
Provision for losses on investments	R$ 0	R$ 81,829